Note 6 - Long-term Debt (Details Textual)	1 Months Ended			9 Months Ended
	Nov. 23, 2016 USD ($)	Sep. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Nov. 30, 2016 USD ($)	Sep. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)
Noumea Shipping Ltd [Member] | Subsequent Event [Member]
Debt Instrument, Second Periodic Payment	$ 720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,920,000					$ 6,360,000
Debt Instrument, First Periodic Payment	$ 720,000
Debt Instrument Number of Semi Annual Payments	2
Debt Instrument, Fee Amount	$ 15,000
Xingang Shipping Ltd [Member]
Debt Instrument, Number of Periodic Payments		1
Long-term Debt		$ 1,103,915		$ 1,103,915
Pantelis Shipping Corp [Member] | Subsequent Event [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 4,840,000
Pantelis Shipping Corp [Member]
Long-term Debt		$ 4,840,000		4,840,000
Debt Instrument Number of Installments Payments Deferred		6
Debt Instrument, Deferred Amount		$ 1,680,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 3,160,000		3,160,000
Debt Instrument, Refinance Term, Number of Quarterly Payments		4
Debt Instrument, Refinance Term, First Periodic Payment		$ 280,000
Debt Instrument, Refinance Term, Second Periodic Payment		280,000
Debt Instrument, Refinance Term, Third Periodic Payment		560,000
Debt Instrument, Refinance Term, Fourth Periodic Payment		560,000
Debt Instrument,Refinance Term, Balloon Payment to be Paid		3,160,000		3,160,000
Eirini Shipping Ltd and Eleni Shipping Ltd [Member]
Debt Instrument, Second Periodic Payment		350,000
Long-term Debt		$ 11,600,000		11,600,000			$ 12,850,000
Debt Instrument Number of Installments Payments Deferred		7
Debt Instrument, Deferred Amount		$ 3,330,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		8,000,000		$ 8,000,000
Repayments of Long-term Debt		1,250,000
Debt Instrument, Periodic Payment, Deferred		$ 350,000
Debt Instrument Number of Quarterly Payments		2
Debt Instrument, First Periodic Payment		$ 350,000
Debt Instrument, Third Periodic Payment		$ 725,000
Property, Plant and Equipment Value to Outstanding Facility Amount		75.00%		75.00%			130.00%
Debt Instrument, Fourth Periodic Payment		$ 725,000
Debt Instrument, fifth Periodic Payment		725,000
Debt Instrument, Sixth Periodic Payment		$ 725,000
Eurobank [Member]
Proceeds from Issuance of Long-term Debt			$ 14,500,000
HSBC Bank PLC [Member]
Debt Instrument, Term		1 year 90 days		1 year
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument Variable Interest Rate				0.50%
Debt Instrument, Basis Spread on Variable Rate				5.05%
Proceeds from Issuance of Long-term Debt				$ 28,300,000	$ 5,000,000
Long-term Debt		$ 52,786,915		$ 52,786,915
Limited Dividends Percentage Loans to Profits				60.00%
Restricted Cash and Cash Equivalents		$ 7,073,332		$ 7,073,332				$ 10,466,743
Interest Expense, Debt, Excluding Amortization				1,288,847	1,116,796
Imputed Interest				$ 497,813	$ 433,999
Debt Instrument, Interest Rate During Period				5.55%